Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 226,559	[1],[2]	$ 27,074	[1],[2]
Accounts receivable, net	22,703	[2],[3]	11,607	[2],[3]
Other current assets	7,186	[2],[4]	5,944	[2],[4]
Total current assets	256,448	[2]	44,625	[2]
Note receivable - Anadarko	260,000	[2]	260,000	[2]
Plant, property and equipment
Cost	2,638,013	[2]	2,239,808	[2]
Less accumulated depreciation	585,789	[2]	486,046	[2]
Net property, plant and equipment	2,052,224	[2]	1,753,762	[2]
Goodwill and other intangible assets	134,994	[2]	82,136	[2]
Equity investments	109,817	[2]	114,462	[2]
Other assets	24,143	[2]	8,109	[2]
Other long-term assets	268,954		204,707
Total assets	2,837,626	[2]	2,263,094	[2]
Current liabilities
Accounts and natural gas imbalance payables	26,600	[2],[5]	17,058	[2],[5]
Accrued ad valorem taxes	8,186	[2]	6,262	[2]
Income taxes payable	495	[2]	160	[2]
Accrued liabilities	41,315	[2],[6]	28,240	[2],[6]
Total current liabilities	76,596	[2]	51,720	[2]
Long-term debt Note payable - Anadarko	669,178	[7]	474,000	[7]
Deferred income taxes	107,377	[2]	126,846	[2]
Asset retirement obligations and other	67,169	[2]	48,499	[2]
Total long-term liabilities	843,724	[2]	649,345	[2]
Total liabilities	920,320	[2]	701,065	[2]
Equity and partners' capital
General partner units (1,839,613 and 1,583,128 units issued and outstanding at December 31, 2011 and 2010, respectively)	31,729	[2]	21,505	[2]
Parent net investment	269,600	[2]	356,961	[2]
Total partners' capital	1,796,582	[2]	1,471,567	[2]
Noncontrolling interests	120,724	[2]	90,462	[2]
Total equity and partners' capital	1,917,306	[2],[8]	1,562,029	[2],[8]
Total liabilities, equity and partners' capital	2,837,626	[2]	2,263,094	[2]
Common [Member]
Equity and partners' capital
Common units (90,140,999 and 51,036,968 units issued and outstanding at December 31, 2011 and 2010, respectively) Subordinated units (zero and 26,536,306 units issued and outstanding at December 31, 2011 and 2010, respectively)	1,495,253	[2]	810,717	[2]
Subordinated [Member]
Equity and partners' capital
Common units (90,140,999 and 51,036,968 units issued and outstanding at December 31, 2011 and 2010, respectively) Subordinated units (zero and 26,536,306 units issued and outstanding at December 31, 2011 and 2010, respectively)			282,384	[2],[9]
Third Parties [Member]
Current liabilities
Long-term debt Note payable - Anadarko	494,178	[2]	299,000	[2]
Affiliates Anadarko
Current assets
Accounts receivable, net			1,800
Other current assets	500
Current liabilities
Accounts and natural gas imbalance payables	5,900		1,500
Accrued liabilities	300		600
Long-term debt Note payable - Anadarko	$ 175,000	[2]	$ 175,000	[2]

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[3]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of zero and $1.8 million as of December 31, 2011 and 2010, respectively.
[4]	Other current assets includes natural gas imbalance receivables from affiliates of $0.5 million and zero as of December 31, 2011 and 2010, respectively.
[5]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $5.9 million and $1.5 million as of December 31, 2011 and 2010, respectively.
[6]	Accrued liabilities include amounts payable to affiliates of $0.3 million and $0.6 million as of December 31, 2011 and 2010, respectively.
[7]	The Partnership’s consolidated balance sheets include accrued interest expense of $2.7 million and $1.3 million as of December 31, 2011 and 2010, respectively, which is included in accrued liabilities.
[8]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, 2009, and 2008, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[9]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.